Summary of Significant Accounting Policies (Details)	7 Months Ended
Dec. 31, 2020 USD ($) shares
Summary of Significant Accounting Policies (Textual)
Amount of offering cost	$ 16,900,000
Income tax rate	0.00%
Initial public offering and private placement shares (in Shares) | shares	15,333,333
Interest earned on marketable securities held in Trust Account	$ 46,957
Federal depository insurance coverage limit	250,000
Warrant Liabilities [Member]
Summary of Significant Accounting Policies (Textual)
Amount of offering cost	700,000
Over-Allotment Option [Member]
Summary of Significant Accounting Policies (Textual)
Amount of offering cost	$ 16,200,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Textual)
Subject to possible redemption, share (in Shares) | shares	25,823,193
Net of franchise and income taxes	$ 47,000